Transactions with directors and key management (Tables)	12 Months Ended
Dec. 31, 2021
Transactions with directors and key management
Schedule of transactions with directors and key management

	2021	2020
	£000	£000
Loans to customers - amortised cost	9,128	5,165
Customer deposits	51,018	45,747